Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General information [Abstract]
Vessel Owning Subsidiaries

(a)       Consolidated vessel owning subsidiaries:

	Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
1	Spetses Shipping Co. (“Spetses”)	Marshall Islands	M/V Magic P	76,453	2004	February 2017
2	Bistro Maritime Co. (“Bistro”)	Marshall Islands	M/V Magic Sun	75,311	2001	September 2019
3	Pikachu Shipping Co. (“Pikachu”)	Marshall Islands	M/V Magic Moon	76,602	2005	October 2019
4	Bagheera Shipping Co. (“Bagheera”)	Marshall Islands	M/V Magic Rainbow	73,593	2007	August 2020
5	Pocahontas Shipping Co. (“Pocahontas”)	Marshall Islands	M/V Magic Horizon	76,619	2010	October 2020
6	Jumaru Shipping Co. (“Jumaru”)	Marshall Islands	M/V Magic Nova	78,833	2010	October 2020
7	Super Mario Shipping Co. (“Super Mario”)	Marshall Islands	M/V Magic Venus	83,416	2010	March 2021
8	Pumba Shipping Co. (“Pumba”)	Marshall Islands	M/V Magic Orion	180,200	2006	March 2021
9	Kabamaru Shipping Co. (“Kabamaru”)	Marshall Islands	M/V Magic Argo	82,338	2009	March 2021
10	Luffy Shipping Co. (“Luffy”)	Marshall Islands	M/V Magic Twilight	80,283	2010	April 2021
11	Liono Shipping Co. (“Liono”)	Marshall Islands	M/V Magic Thunder	83,375	2011	April 2021
12	Stewie Shipping Co. (“Stewie”)	Marshall Islands	M/V Magic Vela	75,003	2011	May 2021
13	Snoopy Shipping Co. (“Snoopy”)	Marshall Islands	M/V Magic Nebula	80,281	2010	May 2021
14	Mulan Shipping Co. (“Mulan”)	Marshall Islands	M/V Magic Starlight	81,048	2015	May 2021
15	Cinderella Shipping Co. (“Cinderella”)	Marshall Islands	M/V Magic Eclipse	74,940	2011	June 2021
16	Rocket Shipping Co. (“Rocket”) (1)	Marshall Islands	M/T Wonder Polaris	115,351	2005	March 2021
17	Gamora Shipping Co. (“Gamora”) (1)	Marshall Islands	M/T Wonder Sirius	115,341	2005	March 2021
18	Starlord Shipping Co. (“Starlord”) (1)	Marshall Islands	M/T Wonder Vega	106,062	2005	May 2021
19	Hawkeye Shipping Co. (“Hawkeye”) (1)	Marshall Islands	M/T Wonder Avior	106,162	2004	May 2021
20	Mickey Shipping Co. (“Mickey”)	Marshall Islands	M/V Magic Callisto	74,930	2012	January 2022
21	Vision Shipping Co. (“Vision”) (1)	Marshall Islands	M/T Wonder Mimosa	36,718	2006	May 2021
22	Colossus Shipping Co. (“Colossus”) (1)	Marshall Islands	M/T Wonder Musica	106,290	2004	June 2021
23	Xavier Shipping Co. (“Xavier”) (1)	Marshall Islands	M/T Wonder Formosa	36,660	2006	June 2021
24	Songoku Shipping Co. (“Songoku”)	Marshall Islands	M/V Magic Pluto	74,940	2013	August 2021
25	Asterix Shipping Co. (“Asterix”)	Marshall Islands	M/V Magic Perseus	82,158	2013	August 2021
26	Johnny Bravo Shipping Co. (“Johnny Bravo”)	Marshall Islands	M/V Magic Mars	76,822	2014	September 2021
27	Garfield Shipping Co. (“Garfield”)	Marshall Islands	M/V Magic Phoenix	76,636	2008	October 2021
28	Drax Shipping Co. (“Drax”) (1)	Marshall Islands	M/T Wonder Bellatrix	115,341	2006	December 2021
29	Jerry Shipping Co. (“Jerry S”)	Marshall Islands	M/V Ariana A	38,117	2005	November 2022
30	Tom Shipping Co. (“Tom S”)	Marshall Islands	M/V Gabriela A	38,121	2005	November 2022

(1)	Contributed to Toro on the Distribution Date in connection with the Spin-Off (Note 18).

Consolidated Subsidiaries Formed to Acquire Vessels
(b)       Consolidated subsidiaries formed to acquire vessels:
	Company	Country of incorporation
1	Tom Maritime Ltd. (“Tom M”)	Malta
2	Jerry Maritime Ltd. (“Jerry M”)	Malta
3	Toro Corp. (2)	Marshall Islands
4	Containco Shipping Inc.	Marshall Islands

(2)
Incorporated on July 29, 2022. At the Distribution Date, Toro served as the holding company to which the equity interests of the Aframax/LR2 and Handysize tanker subsidiaries and Elektra were contributed (see Note 18).

Non-Vessel Owning Subsidiaries
(c)       Consolidated non-vessel owning subsidiaries:

1	Castor Maritime SCR Corp. (“Castor SCR”) (3)
2	Toro RBX Corp. (“Toro RBX”) (4)
3	Elektra Shipping Co. (“Elektra”) (1)(5)

(3)
Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager of the Company’s subsidiaries with effect from November 1, 2021.

(4)	Incorporated under the laws of the Marshall Islands on October 3, 2022, to serve, with effect from the Distribution Date, as the cash manager of Toro’s subsidiaries.

(5)
Elektra Shipping Co., incorporated under the laws of the Marshall Islands, no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022 (see also Note 6(a)).

Revenue from Charterers
During the years ended December 31, 2020, 2021 and 2022, charterers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s dry bulk segment, were as follows:

Charterer	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
A	34%	20%	18%
B	—%	12%	15%
C	—%	—%	10%
D	—	11%	—%
E	24%	—	—%
Total	58%	43%	43%